Information Provided in Connection with Investments in Deferred Annuity Contracts and Signature Notes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Consolidated Statement of Cash Flows (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income (loss)	$ 5,502	$ 4,887
Adjustments:
Increase (decrease) in insurance contract liabilities	33,727	2,907
Increase (decrease) in investment contract liabilities	170	35
(Increase) decrease in reinsurance assets excluding coinsurance transactions	(557)	893
Amortization of (premium) discount on invested assets	117	212
Other amortization	626	747
Net realized and unrealized (gains) losses and impairment on assets	(20,265)	8,727
Deferred income tax expense (recovery)	(454)	930
Stock option expense	11	10
Cash provided by (used in) operating activities before undernoted items	18,877	19,348
Dividends from unconsolidated subsidiary	0
Changes in policy related and operating receivables and payables	1,665	(160)
Cash provided by (used in) operating activities	20,542	19,188
Investing activities
Purchases and mortgage advances	(80,610)	(101,172)
Disposals and repayments	65,333	82,111
Changes in investment broker net receivables and payables	1,159	(128)
Net cash flows from acquisition and disposal of subsidiaries and businesses	288	187
Cash provided by (used in) investing activities	(13,830)	(19,002)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	266	(189)
Redemption of long-term debt		(400)
Issue of capital instruments, net		597
Redemption of capital instruments	(1,500)	(450)
Secured borrowings from securitization transactions	107	250
Changes in deposits from Bank clients, net	1,819	1,490
Lease payments	(117)
Shareholders' dividends paid in cash	(1,398)	(1,788)
Contributions from (distributions to) non-controlling interests, net	(22)	(60)
Common shares repurchased	(1,339)	(478)
Common shares issued, net	104	59
Preferred shares issued, net		245
Cash provided by (used in) financing activities	(2,080)	(724)
Increase (decrease) during the year	4,632	(538)
Effect of foreign exchange rate changes on cash and short-term securities	(466)	822
Balance, beginning of year	15,382	15,098
Balance, December 31	19,548	15,382
Cash and short-term securities
Gross cash and short-term securities, beginning of year	16,215	15,965
Net payments in transit, included in other liabilities, beginning of year	(833)	(867)
Balance, beginning of year	15,382	15,098
Gross cash and short-term securities, end of year	20,300	16,215
Net payments in transit, included in other liabilities, end of year	(752)	(833)
Balance, December 31	19,548	15,382
Supplemental disclosures on cash flow information:
Interest received	11,549	10,952
Interest paid	1,299	1,212
Income taxes paid (refund)	104	461
MFC (Guarantor) [Member]
Operating activities
Net income (loss)	5,602	4,800
Adjustments:
Equity in net income of unconsolidated subsidiaries	(5,654)	(4,767)
Other amortization	5	4
Net realized and unrealized (gains) losses and impairment on assets	(12)	(11)
Deferred income tax expense (recovery)	(18)	11
Cash provided by (used in) operating activities before undernoted items	(77)	37
Dividends from unconsolidated subsidiary	3,000	2,700
Changes in policy related and operating receivables and payables	(39)	251
Cash provided by (used in) operating activities	2,884	2,988
Investing activities
Investment in common shares of subsidiaries	(404)	(1,284)
Notes receivable from subsidiaries	(1)	(23)
Cash provided by (used in) investing activities	(405)	(1,307)
Financing activities
Redemption of long-term debt		(400)
Issue of capital instruments, net		597
Shareholders' dividends paid in cash	(1,398)	(1,788)
Common shares repurchased	(1,339)	(478)
Common shares issued, net	104	59
Preferred shares issued, net		245
Notes payable to subsidiaries	157	83
Cash provided by (used in) financing activities	(2,476)	(1,682)
Increase (decrease) during the year	3	(1)
Effect of foreign exchange rate changes on cash and short-term securities	(2)	1
Balance, beginning of year	21	21
Balance, December 31	22	21
Cash and short-term securities
Gross cash and short-term securities, beginning of year	21	21
Balance, beginning of year	21	21
Gross cash and short-term securities, end of year	22	21
Balance, December 31	22	21
Supplemental disclosures on cash flow information:
Interest received	422	427
Interest paid	423	373
Income taxes paid (refund)		(59)
JHUSA (Issuer) [Member]
Operating activities
Net income (loss)	499	2,181
Adjustments:
Equity in net income of unconsolidated subsidiaries	(772)	(1,206)
Increase (decrease) in insurance contract liabilities	11,381	(5,273)
Increase (decrease) in investment contract liabilities	51	(86)
(Increase) decrease in reinsurance assets excluding coinsurance transactions	(1,236)	1,609
Amortization of (premium) discount on invested assets	40	58
Other amortization	118	225
Net realized and unrealized (gains) losses and impairment on assets	(7,105)	4,158
Deferred income tax expense (recovery)	(192)	679
Stock option expense	(1)
Cash provided by (used in) operating activities before undernoted items	2,783	2,345
Dividends from unconsolidated subsidiary	623	819
Changes in policy related and operating receivables and payables	(146)	(907)
Cash provided by (used in) operating activities	3,260	2,257
Investing activities
Purchases and mortgage advances	(24,898)	(38,799)
Disposals and repayments	22,324	35,817
Changes in investment broker net receivables and payables	631	(169)
Capital contribution to unconsolidated subsidiaries	(1)	(14)
Return of capital from unconsolidated subsidiaries	177	72
Notes receivable from subsidiaries	13	(61)
Cash provided by (used in) investing activities	(1,754)	(3,154)
Financing activities
Lease payments	(8)
Dividends paid to parent	(1,123)	(777)
Cash provided by (used in) financing activities	(1,131)	(777)
Increase (decrease) during the year	375	(1,674)
Effect of foreign exchange rate changes on cash and short-term securities	(128)	353
Balance, beginning of year	2,317	3,638
Balance, December 31	2,564	2,317
Cash and short-term securities
Gross cash and short-term securities, beginning of year	2,783	4,133
Net payments in transit, included in other liabilities, beginning of year	(466)	(495)
Balance, beginning of year	2,317	3,638
Gross cash and short-term securities, end of year	3,058	2,783
Net payments in transit, included in other liabilities, end of year	(494)	(466)
Balance, December 31	2,564	2,317
Supplemental disclosures on cash flow information:
Interest received	4,252	4,381
Interest paid	83	92
Income taxes paid (refund)	(788)	286
Other subsidiaries
Operating activities
Net income (loss)	6,326	6,060
Adjustments:
Equity in net income of unconsolidated subsidiaries	(499)	(2,181)
Increase (decrease) in insurance contract liabilities	22,346	8,180
Increase (decrease) in investment contract liabilities	119	121
(Increase) decrease in reinsurance assets excluding coinsurance transactions	679	(716)
Amortization of (premium) discount on invested assets	77	154
Other amortization	503	518
Net realized and unrealized (gains) losses and impairment on assets	(13,148)	4,580
Deferred income tax expense (recovery)	(244)	240
Stock option expense	12	10
Cash provided by (used in) operating activities before undernoted items	16,171	16,966
Dividends from unconsolidated subsidiary	1,123	777
Changes in policy related and operating receivables and payables	1,850	496
Cash provided by (used in) operating activities	19,144	18,239
Investing activities
Purchases and mortgage advances	(55,712)	(62,373)
Disposals and repayments	43,009	46,294
Changes in investment broker net receivables and payables	528	41
Net cash flows from acquisition and disposal of subsidiaries and businesses	288	187
Notes receivable from parent	(157)	(83)
Cash provided by (used in) investing activities	(12,044)	(15,934)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	266	(189)
Redemption of capital instruments	(1,500)	(450)
Secured borrowings from securitization transactions	107	250
Changes in deposits from Bank clients, net	1,819	1,490
Lease payments	(109)
Contributions from (distributions to) non-controlling interests, net	(22)	(60)
Common shares issued, net	404	1,284
Dividends paid to parent	(3,623)	(3,519)
Capital contributions by parent	1	14
Return of capital to parent	(177)	(72)
Notes payable to parent	(12)	84
Cash provided by (used in) financing activities	(2,846)	(1,168)
Increase (decrease) during the year	4,254	1,137
Effect of foreign exchange rate changes on cash and short-term securities	(336)	468
Balance, beginning of year	13,044	11,439
Balance, December 31	16,962	13,044
Cash and short-term securities
Gross cash and short-term securities, beginning of year	13,411	11,811
Net payments in transit, included in other liabilities, beginning of year	(367)	(372)
Balance, beginning of year	13,044	11,439
Gross cash and short-term securities, end of year	17,220	13,411
Net payments in transit, included in other liabilities, end of year	(258)	(367)
Balance, December 31	16,962	13,044
Supplemental disclosures on cash flow information:
Interest received	7,823	7,074
Interest paid	1,741	1,677
Income taxes paid (refund)	892	234
Consolidation adjustments [Member]
Operating activities
Net income (loss)	(6,925)	(8,154)
Adjustments:
Equity in net income of unconsolidated subsidiaries	6,925	8,154
Dividends from unconsolidated subsidiary	(4,746)	(4,296)
Changes in policy related and operating receivables and payables	0
Cash provided by (used in) operating activities	(4,746)	(4,296)
Investing activities
Investment in common shares of subsidiaries	404	1,284
Capital contribution to unconsolidated subsidiaries	1	14
Return of capital from unconsolidated subsidiaries	(177)	(72)
Notes receivable from parent	157	83
Notes receivable from subsidiaries	(12)	84
Cash provided by (used in) investing activities	373	1,393
Financing activities
Common shares issued, net	(404)	(1,284)
Dividends paid to parent	4,746	4,296
Capital contributions by parent	(1)	(14)
Return of capital to parent	177	72
Notes payable to parent	12	(84)
Notes payable to subsidiaries	(157)	(83)
Cash provided by (used in) financing activities	4,373	2,903
Supplemental disclosures on cash flow information:
Interest received	(948)	(930)
Interest paid	$ (948)	$ (930)